Note 13 - Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Gain (loss) on derivatives	$ (229,934)	$ 980,707	$ 13
Not Designated as Hedging Instrument [Member]
Gain (loss) on derivatives	(229,934,000)	980,707,000
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Unrealized (Loss) / Gain [Member]
Gain (loss) on derivatives	(342,084,000)	783,028,000
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Realized (Loss) / Gain [Member]
Gain (loss) on derivatives	$ 112,150,000	$ 197,679,000